FINANCIAL RISK MANAGEMENT - Market risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Currency risk
FINANCIAL RISK MANAGEMENT
Impact on pre-tax loss in exchange rate on financial assets and liabilities	10.00%	10.00%
Percentage of increase on impact of currency rate change on pre-tax loss 10%	10.00%
Percentage of decrease on impact of currency rate change on pre-tax loss 10%	10.00%
Currency risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	$ 11,629
Impact of currency rate change on pre-tax loss 10% decrease	(11,629)
Currency risk | Receivables and other
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	16,098
Impact of currency rate change on pre-tax loss 10% decrease	(16,098)
Currency risk | Marketable securities
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	1,647
Impact of currency rate change on pre-tax loss 10% decrease	(1,647)
Currency risk | Accounts payable and accrued liabilities
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	(5,234)
Impact of currency rate change on pre-tax loss 10% decrease	$ 5,234
Interest rate risk
FINANCIAL RISK MANAGEMENT
Impact on pre-tax loss in exchange rate on financial assets and liabilities	1.00%